Related Parties - Cost Allocations from Parent (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Cost of sales	$ 1,786	$ 1,646	$ 3,513	$ 3,280	$ 6,665	$ 6,635	$ 6,619
Selling, general, and administrative expenses	$ 1,522	$ 1,375	$ 3,024	$ 2,725	5,633	5,484	4,956
Parent's Affiliate
Related Party Transaction [Line Items]
Cost of sales					149	182	166
Selling, general, and administrative expenses					679	649	652
Total					$ 828	$ 831	$ 818